Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Dynamic 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 90.8%
BlackRock Advantage Emerging Markets Fund, Class K	960,545	$11,641,800
BlackRock Tactical Opportunities Fund, Class K	394,145	5,620,503
Diversified Equity Master Portfolio	$54,627,766	54,627,766
International Tilts Master Portfolio	$16,629,084	16,629,084
iShares Developed Real Estate Index Fund, Class K	430,701	4,767,860
iShares MSCI EAFE Small-Cap ETF(b)	92,136	6,855,840

		100,142,853

Fixed-Income Funds — 5.6%
CoreAlpha Bond Master Portfolio	$1,561,213	1,561,213
iShares Core U.S. Aggregate Bond ETF	9,972	1,145,085
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	2,347	312,221
iShares TIPS Bond ETF	16,132	2,059,895
Master Total Return Portfolio	$1,052,415	1,052,415

		6,130,829

Security	Shares	Value

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	2,707,496	$2,708,850
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	2,576,209	2,576,209

		5,285,059

Total Investments — 101.2% (Cost: $98,683,976)		111,558,741

Liabilities in Excess of Other Assets — (1.2)%		(1,339,136)

Net Assets — 100.0%		$110,219,605

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$9,546,725	$2,881,323		$(288,215)	$8,772	$(506,805)	$11,641,800	960,545	$57,094		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,708,803	(a)	—	47	—	2,708,850	2,707,496	3,626	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,012,127	1,564,082	(a)	—	—	—	2,576,209	2,576,209	185		—
BlackRock Tactical Opportunities Fund, Class K	4,369,482	1,128,636		—	—	122,385	5,620,503	394,145	—		—
CoreAlpha Bond Master Portfolio	1,216,067	340,501	(a)	—	(451)	5,096	1,561,213	$1,561,213	24,692		—
Diversified Equity Master Portfolio	43,785,735	4,232,392	(a)	—	9,002,123	(2,392,484)	54,627,766	$54,627,766	363,897		—
International Tilts Master Portfolio	13,166,933	2,609,911	(a)	—	1,455,600	(603,360)	16,629,084	$16,629,084	284,211		—
iShares Core U.S. Aggregate Bond ETF	1,021,280	151,692		—	—	(27,887)	1,145,085	9,972	13,282		—
iShares Developed Real Estate Index Fund, Class K	3,914,605	351,390		—	—	501,865	4,767,860	430,701	105,147		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	250,706	69,131		—	—	(7,616)	312,221	2,347	4,446		—
iShares MSCI EAFE Small-Cap ETF	4,570,974	1,794,124		—	—	490,742	6,855,840	92,136	58,102		—
iShares TIPS Bond ETF	1,401,342	653,616		—	—	4,937	2,059,895	16,132	61,484		—
Master Total Return Portfolio	839,121	210,585	(a)	—	7,752	(5,043)	1,052,415	$1,052,415	19,840		—

					$10,473,843	$(2,418,170)	$111,558,741		$996,006		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	20	10/15/21	$2,042	$22,098
TOPIX Index	2	12/09/21	365	1,947
S&P/TSE 60 Index	14	12/16/21	2,644	(76,642)
FTSE 100 Index	4	12/17/21	381	4,614
FTSE/MIB Index	14	12/17/21	2,057	(18,178)
MSCI EAFE Index	25	12/17/21	2,834	(115,340)
Russell 2000 E-Mini Index	11	12/17/21	1,210	(24,808)
S&P 500 Micro E-Mini Index	39	12/17/21	838	(17,016)
10-Year U.S. Treasury Note	12	12/21/21	1,581	(15,440)

				(238,765)

Short Contracts
S&P 500 E-Mini Index	8	12/17/21	1,719	68,837
Ultra U.S. Treasury Bond	10	12/21/21	1,916	46,362

				115,199

				$(123,566)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,527,994	USD	2,784,276	Bank of America N.A.	12/15/21	$1,091
USD	1,224,945	AUD	1,659,532	Morgan Stanley & Co. International PLC	12/15/21	24,792
USD	121,129	CAD	153,000	Bank of America N.A.	12/15/21	334
USD	180,052	EUR	152,000	Morgan Stanley & Co. International PLC	12/15/21	3,722
USD	1,225,024	JPY	134,926,938	Morgan Stanley & Co. International PLC	12/15/21	11,944

						41,883

CAD	156,000	USD	123,312	Morgan Stanley & Co. International PLC	12/15/21	(150)
EUR	3,147,263	USD	3,728,085	Bank of America N.A.	12/15/21	(77,058)
USD	1,211,807	CAD	1,535,488	Morgan Stanley & Co. International PLC	12/15/21	(467)

						(77,675)

						$(35,792)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$28,886,003	$—	$—	$28,886,003
Fixed-Income Funds	3,517,201	—	—	3,517,201
Money Market Funds	5,285,059	—	—	5,285,059

	$37,688,263	$—	$—	37,688,263

Investments Valued at NAV(a)				73,870,478

				$111,558,741

Derivative Financial Instruments(b)
Assets
Equity Contracts	$97,496	$—	$—	$97,496
Foreign Currency Exchange Contracts	—	41,883	—	41,883
Interest Rate Contracts	46,362	—	—	46,362
Liabilities
Equity Contracts	(251,984)	—	—	(251,984)
Foreign Currency Exchange Contracts	—	(77,675)	—	(77,675)
Interest Rate Contracts	(15,440)	—	—	(15,440)

	$(123,566)	$(35,792)	$—	$(159,358)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

3